GENERAL (Narrative) (Details) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member] - Customer	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Number of major customers	1	1	2
Threshold percentage for disclosure		10.00%
Major customer one [Member]
Concentration Risk [Line Items]
Concentration risk percentage	22.00%	20.00%	18.00%
Major customer two [Member]
Concentration Risk [Line Items]
Concentration risk percentage			16.00%